Scudder, Kemper Investments, Inc.
                                               Two International Place
                                               Boston, MA  02110
                                               December 2, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"), each a series of Cash Equivalent Fund (the "Fund") (Reg. No. 2-63522) (811-2899); Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 1999.

         Comments or questions concerning this certificate may be directed to Gregory L. Pottle at 617-295-3033.

                                            Very truly yours,


                                   By:      /s/ Caroline Pearson
                                            ----------------------------
                                            Caroline Pearson
                                            Assistant Secretary,
                                            Cash Equivalent Fund